March 18, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  Vanguard Fenway Funds (the Trust)
     File No.  33-19446
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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.